SCHEDULE OF AMOUNTS DUE TO RELATED PARTIES (Details) - USD ($)	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Related Party Transaction [Line Items]
Amounts due to related parties, Beginning	$ 712,410
Amounts due to related parties, Borrowed	382,484	$ 248,842
Amounts due to related parties, Ending	191,739
Huiyan Xie [Member]
Related Party Transaction [Line Items]
Amounts due to related parties, Beginning	27,729
Amounts due to related parties, Borrowed	345,486
Amounts due to related parties, Repaid	(530,725)
Amounts due to related parties, Exchange rate translation	(9,895)
Amounts due to related parties, Reclass to OP
Amounts due to related parties, Disposal of Subsidiaries	(287,421)
Amounts due to related parties, Ending	120,016
Huajian Xu [Member]
Related Party Transaction [Line Items]
Amounts due to related parties, Beginning	684,681
Amounts due to related parties, Borrowed	36,999
Amounts due to related parties, Repaid	(650,058)
Amounts due to related parties, Exchange rate translation	101
Amounts due to related parties, Reclass to OP
Amounts due to related parties, Disposal of Subsidiaries
Amounts due to related parties, Ending	71,723
Related Party [Member]
Related Party Transaction [Line Items]
Amounts due to related parties, Beginning	712,410
Amounts due to related parties, Borrowed	382,484
Amounts due to related parties, Repaid	(1,180,782)
Amounts due to related parties, Exchange rate translation	(9,794)
Amounts due to related parties, Reclass to OP
Amounts due to related parties, Disposal of Subsidiaries	(287,421)
Amounts due to related parties, Ending	$ 191,739